UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     November 14, 2011
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           9

Form 13 F Information Table Value Total (x$1000): $167,934

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

BEACON ROOFING SUPPLY INC          COM      073685109     20,728    1,296,300   SH         SOLE          1,296,300
CLEAN HARBORS INC                  COM      184496107     19,124      372,794   SH         SOLE            372,794
COMSCORE INC                       COM      20564W105     18,223    1,080,192   SH         SOLE          1,080,192
EXAMWORKS GROUP INC                COM      30066A105     10,315    1,013,259   SH         SOLE          1,013,259
FORWARD AIR CORP                   COM      349853101     25,422      998,899   SH         SOLE            998,899
K12 INC                            COM      48273U102     22,693      891,302   SH         SOLE            891,302
TRANSDIGM GROUP INC                COM      893641100     19,176      234,800   SH         SOLE            234,800
TRUEBLUE INC                       COM      89785X101     14,269    1,259,423   SH         SOLE          1,259,423
WATTS WATER TECHNOLOGIES INC       COM      942749102     17,984      674,823   SH         SOLE            674,823
